Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 30, 2018
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	dei_EntityCentralIndexKey	0001006415
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 30, 2018
Document Effective Date	dei_DocumentEffectiveDate	Aug. 30, 2018
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
THE HARTFORD TOTAL RETURN BOND FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITBAX
THE HARTFORD TOTAL RETURN BOND FUND | Class T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITBLX
THE HARTFORD TOTAL RETURN BOND FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABCX
THE HARTFORD TOTAL RETURN BOND FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITBIX
THE HARTFORD TOTAL RETURN BOND FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITBRX
THE HARTFORD TOTAL RETURN BOND FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITBUX
THE HARTFORD TOTAL RETURN BOND FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITBTX
THE HARTFORD TOTAL RETURN BOND FUND | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITBVX
THE HARTFORD TOTAL RETURN BOND FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABYX
THE HARTFORD TOTAL RETURN BOND FUND | Class F
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITBFX